Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

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PROSPECTUS

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April 30, 2001

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INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing in a portfolio of short-term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
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What are the Principal Securities in Which the Fund Invests?	6
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What are the Specific Risks of Investing in the Fund?	6
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What Do Shares Cost?	7
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How is the Fund Sold?	7
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How to Purchase Shares	8
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How to Redeem and Exchange Shares	9
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Account and Share Information	12
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Who Manages the Fund?	13
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Financial Information	14
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Report of Ernst & Young LLP, Independent Auditors	26
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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a diversified, short-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar-weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to one year and less than three years.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 2.45%.

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Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 3.18% (quarter ended December 31, 1991). Its lowest quarterly return was (0.35%) (quarter ended March 31, 1994).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's Institutional Shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), a broad-based market index and the Lipper Short U.S. Government Funds Average (LSUSGFA), an average of funds with similar investment objectives. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	ML1-3T	LSUSGFA
1 Year	7.16%	7.99%	7.87%
5 Years	5.34%	5.92%	5.22%
10 Years	5.68%	6.42%	5.81%

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.79%

1 Although not contractually obligated to do so, the Adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2001.

Total Waivers of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	0.54%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver which amounted to less than 0.01%) was 0.40% for the fiscal year ended February 28, 2001.

3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after voluntary waiver) was 0.00% for the fiscal year ended February 28, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$81

3 Years	$252

5 Years	$439

10 Years	$978

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's Adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

The Adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.
  A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

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As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. The Fund also invests in repurchase agreements for U.S. government securities. Although repurchase agreements are collateralized by the same types of securities in which the Fund invests, income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions.

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PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE).

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, which has a longer average duration than the Fund. The Fund is expected, however, to have greater interest rate risk than a money market fund.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging (transferring), the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Robert J. Ostrowski

Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.

Year Ended February 28 or 29	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$10.28	$10.44	$10.41	$10.32	$10.38
Income From Investment Operations:
Net investment income	0.60	0.50	0.50	0.56	0.54
Net realized and unrealized gain (loss) on investments	0.25	(0.16)	0.03	0.09	(0.06)

TOTAL FROM INVESTMENT OPERATIONS	0.85	0.34	0.53	0.65	0.48

Less Distributions:
Distributions from net investment income	(0.60)	(0.50)	(0.50)	(0.56)	(0.54)

Net Asset Value, End of Period	$10.53	$10.28	$10.44	$10.41	$10.32

Total Return[1]	8.51%	3.29%	5.19%	6.41%	4.78%

Ratios to Average Net Assets:

Expenses	0.54%	0.54%	0.54%	0.54%	0.54%

Net investment income	5.76%	4.81%	4.78%	5.36%	5.26%

Expense waiver/reimbursement[2]	0.25%	0.28%	0.27%	0.26%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$399,582	$461,506	$591,317	$597,549	$701,498

Portfolio turnover	129%	171%	207%	118%	145%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2001

Principal Amount		Value
	U.S. TREASURY NOTES--63.7%
$46,000,000	5.875%, 10/31/2001	$46,354,200
43,000,000	7.500%, 11/15/2001	43,842,800
48,000,000	5.875%, 11/30/2001	48,436,800
38,000,000	6.250%, 1/31/2002	38,555,940
29,700,000	6.375%, 1/31/2002	30,164,508
26,100,000	6.500%, 2/28/2002	26,576,064
20,000,000	6.375%, 4/30/2002	20,402,000
15,600,000	6.625%, 4/30/2002	15,957,240
19,000,000	6.625%, 5/31/2002	19,469,110

	TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $285,518,938)	289,758,662

	U.S. GOVERNMENT AGENCIES--33.3%
	Federal Home Loan Banks--33.3%
25,000,000	7.000%, 2/14/2003	25,979,500
14,500,000	5.755%, 6/24/2003	14,767,670
28,500,000	6.875%, 8/15/2003	29,797,320
19,000,000	6.375%, 11/14/2003	19,685,140
43,000,000	5.375%, 1/5/2004	43,368,510
18,000,000	5.250%, 2/13/2004	18,055,620

	TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $148,567,956)	151,653,760

	REPURCHASE AGREEMENT--3.7%[1]
16,625,000	Societe Generale Securities Corp., 5.390%, dated 2/28/2001, due 3/1/2001 (at amortized cost)	16,625,000

	TOTAL INVESTMENTS (IDENTIFIED COST $450,711,894)[2]	$458,037,422

1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

2 The cost of investments for federal tax purposes amounts to $450,711,894. The net unrealized appreciation of investments on a federal tax basis amounts to $7,325,528 at February 28, 2001.

Note: The categories of investments are shown as a percentage of net assets ($454,815,336) at February 28, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2001

Assets:
Total investments in securities, at value (identified cost $450,711,894)		$458,037,422
Income receivable		5,084,727
Receivable for shares sold		725,210

TOTAL ASSETS		463,847,359

Liabilities:
Payable for investments purchased	$8,058,513
Payable for shares redeemed	261,487
Income distribution payable	645,506
Accrued expenses	66,517

TOTAL LIABILITIES		9,032,023

Net assets for 43,212,592 shares outstanding		$454,815,336

Net Assets Consist of:
Paid in capital		$463,627,218
Net unrealized appreciation of investments		7,325,528
Accumulated net realized loss on investments		(16,142,756)
Undistributed net investment income		5,346

TOTAL NET ASSETS		$454,815,336

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$399,581,849 ÷ 37,964,767 shares outstanding		$10.53

Institutional Service Shares:
$55,233,487 ÷ 5,247,825 shares outstanding		$10.53

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2001

Investment Income:
Interest			$28,762,726

Expenses:
Investment adviser fee		$1,823,189
Administrative personnel and services fee		343,215
Custodian fees		14,040
Transfer and dividend disbursing agent fees and expenses		101,729
Directors'/Trustees' fees		19,438
Auditing fees		12,984
Legal fees		5,089
Portfolio accounting fees		100,696
Distribution services fee--Institutional Service Shares		113,832
Shareholder services fee--Institutional Shares		1,025,662
Shareholder services fee--Institutional Service Shares		113,832
Share registration costs		39,967
Printing and postage		14,984
Miscellaneous		13,794

TOTAL EXPENSES		3,742,451

Waivers:
Waiver of investment adviser fee	$(7,766)
Waiver of distribution services fee--Institutional Service Shares	(110,691)
Waiver of shareholder services fee--Institutional Shares	(1,025,662)
Waiver of shareholder services fee--Institutional Service Shares	(3,140)

TOTAL WAIVERS		(1,147,259)

Net expenses			2,595,192

Net investment income			26,167,534

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(863,685)
Net change in unrealized depreciation of investments			11,501,075

Net realized and unrealized gain on investments			10,637,390

Change in net assets resulting from operations			$36,804,924

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28 or 29	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,167,534	$25,402,993
Net realized loss on investments	(863,685)	(8,525,666)
Net change in unrealized depreciation of investments	11,501,075	389,793

CHANGE IN NET ASSEST RESULTING FROM OPERTIONS	36,804,924	17,267,120

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(23,708,259)	(23,574,560)
Institutional Service Shares	(2,526,518)	(1,757,030)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,234,777)	(25,331,590)

Share Transactions:
Proceeds from sale of shares	236,477,657	233,175,837
Net asset value of shares issued to shareholders in payment of distributions declared	16,448,614	13,791,254
Cost of shares redeemed	(299,442,908)	(389,985,226)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(46,516,637)	(143,018,135)

Change in net assets	(35,946,490)	(151,082,605)

Net Assets:
Beginning of period	490,761,826	641,844,431

End of period (including undistributed net investment income of $5,346 and $72,589, respectively)	$454,815,336	$490,761,826

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2001

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At February 28, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $16,142,756, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$6,731,871

2008	$ 6,837,276

2009	$2,573,609

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in Shares were as follows:

Year Ended February 28 or 29	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,544,658	$181,704,936	21,032,474	$218,380,240
Shares issued to shareholders in payment of distributions declared	1,385,927	14,344,528	1,196,953	12,406,486
Shares redeemed	(25,869,215)	(267,256,185)	(33,940,516)	(353,127,027)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,938,630)	$(71,206,721)	(11,711,089)	$(122,340,301)

Year Ended February 28 or 29	2001		2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,303,396	$54,772,721	1,425,585	$14,795,597
Shares issued to shareholders in payment of distributions declared	202,826	2,104,086	133,351	1,384,768
Shares redeemed	(3,104,893)	(32,186,723)	(3,550,127)	(36,858,199)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,401,329	$24,690,084	(1,991,191)	$(20,677,834)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,537,301)	$(46,516,637)	(13,702,280)	$(143,018,135)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2001, were as follows:

Purchases	$573,765,283

Sales	$625,001,046

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2001, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years (the "Fund"), as of February 28, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated U.S. Government Securities Fund: 1-3 Years at February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
April 17, 2001

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A Statement of Additional Information (SAI) dated April 30, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager
Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3947

Cusip 31428M100

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8032806A-IS (4/01)

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Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

PROSPECTUS

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April 30, 2001

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing in a portfolio of short-term U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	3
What are the Fund's Investment Strategies?	4
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What are the Principal Securities in Which the Fund Invests?	6
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What are the Specific Risks of Investing in the Fund?	6
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What Do Shares Cost?	7
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How is the Fund Sold?	7
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How to Purchase Shares	8
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How to Redeem and Exchange Shares	9
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Account and Share Information	12
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Who Manages the Fund?	13
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Financial Information	14
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Report of Ernst & Young LLP, Independent Auditors	26
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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified, short-term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a dollar weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 1-3 Year Treasury Index. This index includes U.S. Treasury securities with maturities greater than or equal to one year and less than three years.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund Shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-end basis.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Service Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 2.39%.

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Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 2.97% (quarter ended March 31, 1995). Its lowest quarterly return was (0.41%) (quarter ended March 31, 1994).

Average Annual Total Return Table

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The following table represents the Fund's Institutional Service Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund's Institutional Service Shares total returns averaged over a period of years relative to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), a broad-based market index and the Lipper Short U.S. Government Funds Average (LSUSGFA), an average of funds with similar investment objectives. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	ML1-3T	LSUSGFA
1 Year	6.89%	7.99%	7.87%
5 Years	5.08%	5.92%	5.22%
Start of Performance[1]	4.95%	5.90%	5.15%

1 The Fund's Institutional Service Shares start of performance date was May 30, 1992.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.25%
Shareholder Services Fee[4]	0.25%
Other Expenses	0.14%
Total Annual Fund Operating Expenses	1.04%

1 Although not contractually obligated to do so, the Adviser, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2001.

Total Waivers of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	0.79%

2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver which amounted to less than 0.01%) was 0.40% for the fiscal year ended February 28, 2001.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after voluntary waiver) was 0.01% for the fiscal year ended February 28, 2001.

4 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after voluntary waiver) was 0.24% for the fiscal year ended February 28, 2001.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$	106

3 Years	$	331

5 Years	$	574

10 Years	$	1,271

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's Adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

The Adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of one year or greater and less than three years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-term U.S. Treasury securities.

The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase.
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease.
  A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare current yield differences of securities to their historical and expected yield differences.

The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

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As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. The Fund also invests in repurchase agreements for U.S. government securities. Although repurchase agreements are collateralized by the same types of securities in which the Fund invests, income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions.

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PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

The Fund invests in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE).

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, which has a longer average duration than the Fund. The Fund is expected, however, to have greater interest rate risk than a money market fund.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in a fiduciary capacity or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

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How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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DIRECTLY FROM THE FUND

By Telephone

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You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
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  amount to be redeemed or exchanged;
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  signatures of all shareholders exactly as registered; and
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  if exchanging (transferring), the Fund Name and Share Class, account number and account registration into which you are exchanging.
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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
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  your redemption will be sent to an address of record that was changed within the last 30 days;
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  a redemption is payable to someone other than the shareholder(s) of record; or
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  if exchanging (transferring) into another fund with a different shareholder registration.
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A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

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EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

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  ensure that the account registrations are identical;
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  meet any minimum initial investment requirements; and
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  receive a prospectus for the fund into which you wish to exchange.
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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 190 mutual funds and separate accounts, which totaled approximately $140 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Robert J. Ostrowski

Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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ADVISORY FEES

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The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 26.

Year Ended February 28 or 29	2001	2000	1999	1998	1997
Net Asset Value, Beginning of Period	$10.28	$10.44	$10.41	$10.32	$10.38
Income From Investment Operations:
Net investment income	0.57	0.48	0.47	0.53	0.52
Net realized and unrealized gain (loss) on investments	0.25	(0.17)	0.03	0.09	(0.06)

TOTAL FROM INVESTMENT OPERATIONS	0.82	0.31	0.50	0.62	0.46

Less Distributions:
Distributions from net investment income	(0.57)	(0.47)	(0.47)	(0.53)	(0.52)

Net Asset Value, End of Period	$10.53	$10.28	$10.44	$10.41	$10.32

Total Return[1]	8.25%	3.03%	4.93%	6.15%	4.52%

Ratios to Average Net Assets:

Expenses	0.79%	0.79%	0.79%	0.79%	0.79%

Net investment income	5.55%	4.48%	4.50%	5.11%	5.01%

Expense waiver/reimbursement[2]	0.25%	0.28%	0.27%	0.26%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$55,233	$29,255	$50,527	$33,631	$29,181

Portfolio turnover	129%	171%	207%	118%	145%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

February 28, 2001

Principal Amount		Value
	U.S. TREASURY NOTES--63.7%
$46,000,000	5.875%, 10/31/2001	$46,354,200
43,000,000	7.500%, 11/15/2001	43,842,800
48,000,000	5.875%, 11/30/2001	48,436,800
38,000,000	6.250%, 1/31/2002	38,555,940
29,700,000	6.375%, 1/31/2002	30,164,508
26,100,000	6.500%, 2/28/2002	26,576,064
20,000,000	6.375%, 4/30/2002	20,402,000
15,600,000	6.625%, 4/30/2002	15,957,240
19,000,000	6.625%, 5/31/2002	19,469,110

	TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $285,518,938)	289,758,662

	U.S. GOVERNMENT AGENCIES--33.3%
	Federal Home Loan Banks--33.3%
25,000,000	7.000%, 2/14/2003	25,979,500
14,500,000	5.755%, 6/24/2003	14,767,670
28,500,000	6.875%, 8/15/2003	29,797,320
19,000,000	6.375%, 11/14/2003	19,685,140
43,000,000	5.375%, 1/5/2004	43,368,510
18,000,000	5.250%, 2/13/2004	18,055,620

	TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $148,567,956)	151,653,760

	REPURCHASE AGREEMENT--3.7%[1]
16,625,000	Societe Generale Securities Corp., 5.390%, dated 2/28/2001, due 3/1/2001 (at amortized cost)	16,625,000

	TOTAL INVESTMENTS (IDENTIFIED COST $450,711,894)[2]	$458,037,422

1 The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

2 The cost of investments for federal tax purposes amounts to $450,711,894. The net unrealized appreciation of investments on a federal tax basis amounts to $7,325,528 at February 28, 2001.

Note: The categories of investments are shown as a percentage of net assets ($454,815,336) at February 28, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2001

Assets:
Total investments in securities, at value (identified cost $450,711,894)		$458,037,422
Income receivable		5,084,727
Receivable for shares sold		725,210

TOTAL ASSETS		463,847,359

Liabilities:
Payable for investments purchased	$8,058,513
Payable for shares redeemed	261,487
Income distribution payable	645,506
Accrued expenses	66,517

TOTAL LIABILITIES		9,032,023

Net assets for 43,212,592 shares outstanding		$454,815,336

Net Assets Consist of:
Paid in capital		$463,627,218
Net unrealized appreciation of investments		7,325,528
Accumulated net realized loss on investments		(16,142,756)
Undistributed net investment income		5,346

TOTAL NET ASSETS		$454,815,336

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$399,581,849 ÷ 37,964,767 shares outstanding		$10.53

Institutional Service Shares:
$55,233,487 ÷ 5,247,825 shares outstanding		$10.53

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended February 28, 2001

Investment Income:
Interest			$28,762,726

Expenses:
Investment adviser fee		$1,823,189
Administrative personnel and services fee		343,215
Custodian fees		14,040
Transfer and dividend disbursing agent fees and expenses		101,729
Directors'/Trustees' fees		19,438
Auditing fees		12,984
Legal fees		5,089
Portfolio accounting fees		100,696
Distribution services fee--Institutional Service Shares		113,832
Shareholder services fee--Institutional Shares		1,025,662
Shareholder services fee--Institutional Service Shares		113,832
Share registration costs		39,967
Printing and postage		14,984
Miscellaneous		13,794

TOTAL EXPENSES		3,742,451

Waivers:
Waiver of investment adviser fee	$(7,766)
Waiver of distribution services fee--Institutional Service Shares	(110,691)
Waiver of shareholder services fee--Institutional Shares	(1,025,662)
Waiver of shareholder services fee--Institutional Service Shares	(3,140)

TOTAL WAIVERS		(1,147,259)

Net expenses			2,595,192

Net investment income			26,167,534

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(863,685)
Net change in unrealized depreciation of investments			11,501,075

Net realized and unrealized gain on investments			10,637,390

Change in net assets resulting from operations			$36,804,924

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended February 28 or 29	2001	2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$26,167,534	$25,402,993
Net realized loss on investments	(863,685)	(8,525,666)
Net change in unrealized depreciation of investments	11,501,075	389,793

CHANGE IN NET ASSEST RESULTING FROM OPERTIONS	36,804,924	17,267,120

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(23,708,259)	(23,574,560)
Institutional Service Shares	(2,526,518)	(1,757,030)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,234,777)	(25,331,590)

Share Transactions:
Proceeds from sale of shares	236,477,657	233,175,837
Net asset value of shares issued to shareholders in payment of distributions declared	16,448,614	13,791,254
Cost of shares redeemed	(299,442,908)	(389,985,226)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(46,516,637)	(143,018,135)

Change in net assets	(35,946,490)	(151,082,605)

Net Assets:
Beginning of period	490,761,826	641,844,431

End of period (including undistributed net investment income of $5,346 and $72,589, respectively)	$454,815,336	$490,761,826

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2001

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At February 28, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $16,142,756, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$6,731,871

2008	$ 6,837,276

2009	$2,573,609

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in Shares were as follows:

Year Ended February 28 or 29	2001		2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	17,544,658	$181,704,936	21,032,474	$218,380,240
Shares issued to shareholders in payment of distributions declared	1,385,927	14,344,528	1,196,953	12,406,486
Shares redeemed	(25,869,215)	(267,256,185)	(33,940,516)	(353,127,027)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,938,630)	$(71,206,721)	(11,711,089)	$(122,340,301)

Year Ended February 28 or 29	2001		2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,303,396	$54,772,721	1,425,585	$14,795,597
Shares issued to shareholders in payment of distributions declared	202,826	2,104,086	133,351	1,384,768
Shares redeemed	(3,104,893)	(32,186,723)	(3,550,127)	(36,858,199)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	2,401,329	$24,690,084	(1,991,191)	$(20,677,834)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,537,301)	$(46,516,637)	(13,702,280)	$(143,018,135)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended February 28, 2001, were as follows:

Purchases	$573,765,283

Sales	$625,001,046

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended February 28, 2001, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF
FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years (the "Fund"), as of February 28, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated U.S. Government Securities Fund: 1-3 Years at February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
April 17, 2001

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A Statement of Additional Information (SAI) dated April 30, 2001, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager
Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-3947

Cusip 31428M209

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8032806A-SS (4/01)

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Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the 12 Months Ended February 28, 2001

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

Investment Review

Federated U.S. Government Securities Fund: 1-3 Years invests in U.S. government securities which include U.S. Treasury and agency obligations. The fund's average duration is managed within 20% of the duration of the Merrill Lynch 1-3 Year Treasury Index.1 Standard & Poor's has maintained the fund's "AAAf" credit rating.2

During the first half of the fund's annual reporting period, tighter Federal Reserve Board (the "Fed") monetary policy continued to push shorter term yields higher, while Treasury buybacks and reduced issuance drove longer term yields lower, resulting in an inverted Treasury coupon curve. Following the last Fed tightening in mid-May 2000 to a nine-year high federal funds target rate of 6.5%, the U.S. economy appeared to be moderating from its over 5% growth rate. The front end of the yield curve began to reflect market expectations that the Fed's year-long tightening cycle was nearing an end. The two-year Treasury note yield peaked at 6.91% in mid-May versus 6.52% at the end of February 2000.

Shorter-term Treasury yields declined significantly, and the coupon curve steepened during the second half of the fund's reporting period. Economic slowdown fears intensified and market expectations at the front end of the yield curve dramatically shifted to pricing in aggressive easing of Fed monetary policy. These expectations were realized when the federal funds target rate was lowered by 50 basis points twice during January 2001 to end the annual reporting period at 5.5%. U.S. economic growth slowed substantially in the fourth quarter of 2000 to a 1.1% annual rate, and the two-year Treasury note yield ended the reporting period at 4.39%.

1 The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. It is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. This index is unmanaged.

2 An AAAf rating means that the fund's portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings are subject to change, and do not remove market risks.

As a result of the Treasury Department expressing support for proposed legislation to repeal the line of credit that government-sponsored agencies have with the Treasury, agency issues dramatically underperformed Treasury issues in March 2000. The fund's agency position was increased to almost a third of the portfolio to take advantage of the significantly wider agency yield spreads versus Treasury securities. Agency spreads peaked in mid-May and ended the fund's reporting period tighter, but still above early 2000 levels. New risk management initiatives proposed by the government agencies in October helped reduce some of the political uncertainty generated in the first quarter of 2000.

The front end of the yield curve has already priced in the strong likelihood of further easing of Fed monetary policy. Therefore, the fund's average duration ended the reporting period below its neutral target at 1.3 years. The fund's total return for the year ended February 28, 2001 was 8.51%3 for Institutional Shares and 8.25%3 for Institutional Service Shares versus 9.35% for the Merrill Lynch 1-3 Year Treasury Index.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated U.S. Government Securities Fund: 1-3 Years

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Periods Ended 2/28/2001
1 Year	8.51%
5 Years	5.63%
10 Years	5.72%
Start of Performance (3/15/1984)	7.26%

The graph above illustrates the hypothetical investment of $25,0001 in Federated U.S. Government Securities Fund: 1-3 Years (Institutional Shares) (the "Fund") from February 28, 1991 to February 28, 2001, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 and the Lipper Short U.S. Government Funds Average (LSUSGFA).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3T is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and investments cannot be made in an index.

3 The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated U.S. Government Securities Fund: 1-3 Years

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Periods Ended 2/28/2001
1 Year	8.25%
5 Years	5.37%
Start of Performance (5/30/1992)	5.07%

The graph above illustrates the hypothetical investment of $25,0001 in Federated U.S. Government Securities Fund: 1-3 Years (Institutional Service Shares) (the "Fund") from May 30, 1992 (start of performance) to February 28, 2001, compared to the Merrill Lynch 1-3 Year Treasury Index (ML1-3T),2 and the Lipper Short U.S. Government Funds Average (LSUSGFA).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 2001, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3T and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3T is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and investments cannot be made in an index.

3 The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling in the respective categories indicated. These figures do not reflect sales charges.

Federated
World-Class Investment Manager
Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31428M209
Cusip 31428M100

8032806ARS (4/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

APPENDIX

RISK/RETURN BAR CHART

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS (INSTITUTIONAL SHARES)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated U.S. Government Securities Fund: 1-3 Years, Institutional Shares as of the calendar year-end for each of ten years.

The ‘y’ axis reflects the “% Total Return” beginning with “0%” and increasing in increments of 2% up to 12%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 2000. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Shares for each calendar year is stated directly at the top of each respective bar. For the calendar years 1991 through 2000, the percentages noted are: 10.37%, 5.23%, 4.52%, 0.67%, 9.61%, 4.61%, 6.01%, 6.40%, 2.60%, and 7.16%.

APPENDIX

RISK/RETURN BAR CHART

FEDERATED INCOME TRUST (INSTITUTIONAL SERVICE SHARES)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated U.S. Government Securities Fund: 1-3 Years, Institutional Service Shares as of the calendar year-end for each of eight years.

The ‘y’ axis reflects the “% Total Return” beginning with “0%” and increasing in increments of 2% up to 10%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 2000. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Service Shares for each calendar year is stated directly at the top of each respective bar. For the calendar years 1993 through 2000 the percentages noted are: 4.26%, 0.42%, 9.33%, 4.35%, 5.74%, 6.14%, 2.34%, and 6.89%.